COMMITMENTS AND CONTINGENCIES Minimum Lease Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Minimum Future Lease Payments under Non-cancelable Operating Leases [Line Items]
2013	$ 2,607
2014	2,386
2015	1,929
2016	461
2017	255
Thereafter	887
Total	$ 8,525